RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Offsetting of Derivative Instruments (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Derivative instrument assets
Gross Derivative Instruments	$ 217,000,000	$ 276,000,000
Amounts Available for Offset	(146,000,000)	(18,000,000)
Net Amounts	71,000,000	258,000,000
Derivative instrument liabilities
Gross Derivative Instruments	(268,000,000)	(131,000,000)
Amounts Available for Offset	146,000,000	18,000,000
Net Amounts	(122,000,000)	(113,000,000)
Cash collateral provided by the Company	144,000,000	54,000,000
Letters of credit provided by the Company	130,000,000	15,000,000
Cash collateral received by the Company	0	0
Letters of credit received by the Company	6,000,000	0
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	5,000,000	4,000,000
Foreign exchange
Derivative instrument assets
Gross Derivative Instruments	85,000,000	263,000,000
Amounts Available for Offset	(54,000,000)	(11,000,000)
Net Amounts	31,000,000	252,000,000
Derivative instrument liabilities
Gross Derivative Instruments	(79,000,000)	(11,000,000)
Amounts Available for Offset	54,000,000	11,000,000
Net Amounts	(25,000,000)	0
Interest rate
Derivative instrument assets
Gross Derivative Instruments	2,000,000
Amounts Available for Offset	(1,000,000)
Net Amounts	1,000,000
Derivative instrument liabilities
Gross Derivative Instruments	(18,000,000)	(70,000,000)
Amounts Available for Offset	1,000,000	0
Net Amounts	(17,000,000)	(70,000,000)
Power | Commodities
Derivative instrument assets
Gross Derivative Instruments	130,000,000	13,000,000
Amounts Available for Offset	(91,000,000)	(7,000,000)
Net Amounts	39,000,000	6,000,000
Derivative instrument liabilities
Gross Derivative Instruments	(171,000,000)	(50,000,000)
Amounts Available for Offset	91,000,000	7,000,000
Net Amounts	$ (80,000,000)	$ (43,000,000)